Convertible redeemable preferred shares - Key Transaction of Preferred Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions															1 Months Ended															12 Months Ended
	Oct. 07, 2022 shares	Oct. 27, 2020 CNY (¥) ¥ / shares shares	Oct. 27, 2020 $ / shares	Aug. 12, 2019 CNY (¥) shares	Aug. 12, 2019 $ / shares	Jun. 05, 2019 CNY (¥) shares	Jun. 05, 2019 $ / shares	Aug. 06, 2018 CNY (¥) ¥ / shares shares	Jul. 03, 2018 CNY (¥) ¥ / shares shares	Jul. 03, 2018 $ / shares	Dec. 27, 2017 CNY (¥) ¥ / shares shares	Aug. 14, 2017 CNY (¥) ¥ / shares shares	May 18, 2017 CNY (¥) ¥ / shares shares	Apr. 08, 2016 CNY (¥) ¥ / shares shares	Oct. 31, 2022 $ / shares shares	Sep. 30, 2022	Feb. 28, 2022 USD ($) $ / shares	Oct. 31, 2020 ¥ / shares shares	Oct. 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Aug. 31, 2018 ¥ / shares shares	Jul. 31, 2018 ¥ / shares shares	Jul. 31, 2018 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Nov. 30, 2017 CNY (¥) shares	Aug. 31, 2017 ¥ / shares shares	May 31, 2017 ¥ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Convertible redeemable preferred shares
Number of shares outstanding																														4,138,640,113	3,746,626,700
Number of shares converted from convertible notes																														392,013,413
Series F Convertible Notes
Convertible redeemable preferred shares
Aggregate principal amount | $																	$ 222
Simple interest rate (in percent)																	8.00%
Maturity term (in months)																	10 months
Conversion price | $ / shares																	$ 0.5659
Threshold period for completion of conversion (in days)																5 days
Series A Preferred Shares
Convertible redeemable preferred shares
Number of shares issued														58,480,000
Aggregate cash consideration | ¥														¥ 18,000
Issue price per share | ¥ / shares														¥ 0.3078
Series A+ Preferred Shares
Convertible redeemable preferred shares
Number of shares issued													84,480,000																84,480,000
Aggregate cash consideration | ¥													¥ 28,890
Issue price per share | ¥ / shares													¥ 0.342																¥ 0.342
Number of shares outstanding																														84,480,000	84,480,000
Series B Preferred Shares
Convertible redeemable preferred shares
Number of shares issued												649,760,000																649,760,000
Aggregate cash consideration | ¥												¥ 250,000
Issue price per share | ¥ / shares												¥ 0.3848																¥ 0.3848
Number of ordinary shares re-designated to temporary equity																											114,360,000
Total consideration for transfer of shares | ¥																											¥ 44,000
Number of shares re-designated																						29,911,000
Number of shares outstanding																														734,209,000	734,209,000
Series B+ Preferred Shares
Convertible redeemable preferred shares
Number of shares issued											277,730,000															277,730,000
Aggregate cash consideration | ¥											¥ 187,000
Issue price per share | ¥ / shares											¥ 0.6733															¥ 0.6733
Number of shares outstanding																														277,730,000	277,730,000
Series C1 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued									604,820,600															604,820,600	604,820,600
Aggregate cash consideration | ¥									¥ 574,000
Issue price per share | (per share)									¥ 0.9334	$ 0.1404														¥ 0.9334	$ 0.1404
Number of shares outstanding																														604,820,600	604,820,600
Series C2 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued								289,379,800															289,379,800
Aggregate cash consideration | ¥								¥ 271,000
Issue price per share | ¥ / shares								¥ 0.9334															¥ 0.9334
Number of ordinary shares re-designated to temporary equity																						53,568,200
Number of shares re-designated																						29,911,000
Number of shares outstanding																														372,859,000	372,859,000
Series C2 Convertible Redeemable Preferred Shares, re-designated from Series B Preferred Shares
Convertible redeemable preferred shares
Total consideration for transfer of shares | ¥																						¥ 28,000
Series C2 Convertible Redeemable Preferred Shares, re-designated from Series B Preferred Shares and Ordinary Shares held by Series Seed
Convertible redeemable preferred shares
Total consideration for transfer of shares | ¥																						¥ 50,000
Series D1 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued						705,523,600															705,523,600
Aggregate cash consideration | ¥						¥ 923,000
Issue price per share | $ / shares							$ 0.1899														$ 0.1899
Number of shares outstanding																														705,523,600	705,523,600
Series D2 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued				105,302,000																105,302,000
Aggregate cash consideration | ¥				¥ 141,000
Issue price per share | $ / shares					$ 0.1899															$ 0.1899
Number of shares outstanding																														105,302,000	105,302,000
Series E Preferred Shares
Convertible redeemable preferred shares
Number of shares issued		803,222,500																803,222,500	803,222,500
Aggregate cash consideration | ¥		¥ 1,820,000
Issue price per share | (per share)		¥ 2.3119	$ 0.3425															¥ 2.3119	$ 0.3425
Number of shares outstanding																														803,222,500	803,222,500
Series F Preferred Shares
Convertible redeemable preferred shares
Number of shares issued															392,013,413
Issue price per share | $ / shares															$ 0.5659
Number of shares outstanding																														392,013,413
Number of shares converted from convertible notes																														392,013,413
Series F Preferred Shares | Series F Convertible Notes
Convertible redeemable preferred shares
Number of shares converted from convertible notes	392,013,413